Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Immuno-Oncology Agreement - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2015 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Agreement amendment [member] | Development of cemiplimab (REGN2810) [Member] | Regeneron Pharmaceuticals, Inc. [member]
Disclosure of Principal Alliances [Line Items]
Prior development budget in total			$ 650
Prior development budget by partner			325
Agreement amendment [member] | Development of cemiplimab (REGN2810) [Member] | 2022 [member] | Regeneron Pharmaceuticals, Inc. [member]
Disclosure of Principal Alliances [Line Items]
New development budget in total			1,640
New development budget by partner			$ 820
Regeneron Pharmaceuticals, Inc. [member] | Development of cemiplimab (REGN2810) [Member]
Disclosure of Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%	10.00%
Percentage of cumulative development costs reimbursed		50.00%	50.00%
Clinical development costs | €		€ 53
Contractual agreement for anti-programmed cell death protein1 part of each company	50/50 basis
Maximum additional funding for PD1 - part of each company			$ 325
PD1 Sales Milestone payment from Sanofi			375
Minimum sales of PD1 in 12-month period to be achieved for milestone payment			2,000
Regeneron Pharmaceuticals, Inc. [member] | Immuno-oncology collaboration agreement [member]
Disclosure of Principal Alliances [Line Items]
Upfront payments	$ 640
Future development expense	$ 1,000
Percentage of future development expense - Regeneron part	25.00%
Future development expense - Regeneron part	$ 250
Percentage of future development expense - Sanofi part	75.00%
Future development expense - Sanofi part	$ 750
Annual Ccontribution for antibody discovery collaboration	$ 160
Spread period for the reallocation of the development expenses to IO from Antibodies Collaboration Agreement	3 years
Reallocation of the development expenses to IO from Antibodies Collaboration Agreement	$ 75
Maximum additional profit-share, in percentage of Regeneron's quarterly profit	10.00%
Percentage of cumulative development costs reimbursed	50.00%
Payments due under original Immuno-oncology Agreement			462
Maximum funding of the discovery development of antibodies			$ 120